Related Party Transactions - Transactions with Golar Partners and Subsidiaries Footnotes (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2017	Jan. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	May 31, 2016
Related Party Transaction [Line Items]
Due from (to) related party			$ 5,172		$ 3,353
Golar LNG Partners
Related Party Transaction [Line Items]
Related party transaction rate			5.00%
Termination of related party agreement, period of written notice			120 days
Due from (to) related party			$ (109,913)		(131,045)
Additional amount per annum of Deferred Purchase Price	5.00%
Golar LNG Partners | Golar LNG Partners Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Proceeds from long-term debt from related parties		$ 30,000
Short-term credit facility repayment period		60 days
Golar LNG Partners | LIBOR | Golar LNG Partners Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Related party transaction rate		5.00%
Golar LNG Partners | Charterhire Expenses Golar Grand
Related Party Transaction [Line Items]
Related party expense			9,100	$ 14,600
Golar LNG Partners | Remeasurement Loss Net of Amoritzation for Guarantee Obligation
Related Party Transaction [Line Items]
Related party expense			1,300	3,000
Golar LNG Partners | Deposit payable
Related Party Transaction [Line Items]
Due from (to) related party	$ (107,200)		(107,247)		$ (107,247)	$ (107,200)
Golar LNG Partners | Interest expense on deposit payable
Related Party Transaction [Line Items]
Interest expense, related party			$ 1,404	$ 309
Golar LNG Partners | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice			30 days